Term Loans (Tables)	12 Months Ended
Feb. 29, 2024
Term Loans [Abstract]
Schedule of Term Loans
					As of February 29/28
Figures in Rand thousands	Notes	Currency	Interest rate	Maturity	2024	2023

Non-current liabilities
Interest-bearing loans		ZAR	7.25%	September 2023	–	504
Interest-bearing loans		EUR	EURIBOR + 3%	December 2023	–	243
Mortgaged bonds	36	ZAR	Prime rate -1.15%	December 2025	41,645	37,557

					41,645	38,304

Current liabilities
Interest-bearing loans		EUR	EURIBOR + 3%	December 2023	–	5,497
Mortgaged bonds	36	ZAR	Prime rate -1.15%	December 2025	6,534	16,146
					6,534	21,643
Total term loans					48,179	59,947

Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities	Reconciliation of movement of liabilities to cash flows arising from financing activities
Figures in Rand thousands	Loans from related parties	Other loans and borrowings	Lease liabilities	Total

Balance at March 1, 2023	607	59,947	120,727	181,281
Changes from financing cash flows	290	(12,018)	(57,892)	(69,620)
Proceeds from borrowings	342	–	–	342
Repayment of related parties loans	(52)	–	–	(52)
Repayment of term loans	–	(12,018)		(12,018)
Payment of lease liabilities	–	–	(57,892)	(57,892)
The effect of changes in foreign exchange rates	27	250	5,011	5,288

Other changes	–	–	126,494	126,494
Interest paid	–	(194)	(11,371)	(11,565)
New leases	–	–	156,085	156,085
Disposal	–	–	(29,591)	(29,591)
Interest expense	–	194	11,371	11,565
Balance at February 29, 2024	924	48,179	194,340	243,443

Balance at March 1, 2022	2,134	89,350	112,078	203,562
Changes from financing cash flows	(1,625)	(30,532)	(56,617)	(88,774)
Proceeds from borrowings	315	502	–	817
Repayment of related parties loans	(1,940)	–	–	(1,940)
Repayment of term loans	–	(31,034)	–	(31,034)
Payment of lease liabilities	–	–	(56,617)	(56,617)

The effect of changes in foreign exchange rates	98	1,129	5,694	6,921

Other changes	–	–	59,572	59,572
Interest paid	–	(797)	(8,199)	(8,996)
New leases	–	–	59,572	59,572
Interest expense	–	797	8,199	8,996
Balance at February 28, 2023	607	59,947	120,727	181,281